Property, Plant and Equipment - Summary of Movements in Leased Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 12,062
Ending balance	10,558	€ 12,062
Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,813
Ending balance	1,649	1,813
Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,701	3,586
Acquisitions of group companies	33
Additions	579	452
Disposals and other movements	(624)	(420)
Hyperinflationary adjustment	(3)	23
Currency retranslation	(279)	60
Ending balance	3,407	3,701
Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,888)	(1,712)
Depreciation charge for the year	(457)	(456)
Disposals and other movements	450	304
Hyperinflationary adjustment		9
Currency retranslation	137	(33)
Ending balance	(1,758)	(1,888)
Land and buildings [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,477
Ending balance	1,328	1,477
Land and buildings [Member] | Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,874	2,770
Acquisitions of group companies	30
Additions	390	278
Disposals and other movements	(436)	(240)
Hyperinflationary adjustment	(3)	23
Currency retranslation	(216)	43
Ending balance	2,639	2,874
Land and buildings [Member] | Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,397)	(1,241)
Depreciation charge for the year	(315)	(297)
Disposals and other movements	300	154
Hyperinflationary adjustment		9
Currency retranslation	101	(22)
Ending balance	(1,311)	(1,397)
Plant and equipment [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	336
Ending balance	321	336
Plant and equipment [Member] | Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	827	816
Acquisitions of group companies	3
Additions	189	174
Disposals and other movements	(188)	(180)
Currency retranslation	(63)	17
Ending balance	768	827
Plant and equipment [Member] | Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(491)	(471)
Depreciation charge for the year	(142)	(159)
Disposals and other movements	150	150
Currency retranslation	36	(11)
Ending balance	€ (447)	€ (491)